Statements of Net Assets Available for Benefits - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Investments at fair value	$ 3,159,568	$ 2,955,313
Investments at contract value	365,774	479,647
Total investments	3,525,342	3,434,960
Receivables
Plan sponsor contributions	57,029	55,794
Notes receivable from participants	50,066	49,845
Other receivables	4,738	3,786
Total assets	3,637,175	3,544,385
Liabilities
Other liabilities	2,352	2,382
Total liabilities	2,352	2,382
Net assets available for benefits	3,634,823	3,542,003
Participant Directed
Assets
Investments at fair value	3,042,794	2,783,486
Investments at contract value	365,774	479,647
Total investments	3,408,568	3,263,133
Receivables
Plan sponsor contributions	40,616	40,331
Notes receivable from participants	50,066	49,845
Other receivables	3,204	2,229
Total assets	3,502,454	3,355,538
Liabilities
Other liabilities	781	812
Total liabilities	781	812
Net assets available for benefits	3,501,673	3,354,726
Non-participant Directed
Assets
Investments at fair value	116,774	171,827
Investments at contract value	0	0
Total investments	116,774	171,827
Receivables
Plan sponsor contributions	16,413	15,463
Notes receivable from participants	0	0
Other receivables	1,534	1,557
Total assets	134,721	188,847
Liabilities
Other liabilities	1,571	1,570
Total liabilities	1,571	1,570
Net assets available for benefits	$ 133,150	$ 187,277